Note 5 - Stockholders' Equity - Stock Options Issued Under the 2007 Equity Incentive Plan by Exercise Price Range (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options Outstanding (in shares)	30,065,352
The 2007 Equity Incentive Plan [Member]
Options Outstanding (in shares)	9,916,586	10,241,086	8,601,086
Exercise Price Range, Lower Limit (in dollars per share)	$ 0.22
Exercise Price Range, Upper Limit (in dollars per share)	$ 1.89
Weighted Average Remaining Contractual Life (Year)	5 years
Weighted Average Exercise Price (in dollars per share)	$ 0.46
Currently Exercisable, Number Of Shares (in shares)	9,916,586
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.46
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 1 [Member]
Options Outstanding (in shares)	525,000
Exercise Price Range, Lower Limit (in dollars per share)	$ 0.40
Exercise Price Range, Upper Limit (in dollars per share)	$ 1.89
Weighted Average Remaining Contractual Life (Year)	1 year
Weighted Average Exercise Price (in dollars per share)	$ 1.06
Currently Exercisable, Number Of Shares (in shares)	525,000
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.06
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 2 [Member]
Options Outstanding (in shares)	892,135
Exercise Price Range, Lower Limit (in dollars per share)	$ 0.28
Exercise Price Range, Upper Limit (in dollars per share)	$ 0.99
Weighted Average Remaining Contractual Life (Year)	2 years
Weighted Average Exercise Price (in dollars per share)	$ 0.51
Currently Exercisable, Number Of Shares (in shares)	892,135
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.51
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 3 [Member]
Options Outstanding (in shares)	1,020,000
Exercise Price Range, Lower Limit (in dollars per share)	$ 0.25
Exercise Price Range, Upper Limit (in dollars per share)	$ 0.70
Weighted Average Remaining Contractual Life (Year)	3 years
Weighted Average Exercise Price (in dollars per share)	$ 0.55
Currently Exercisable, Number Of Shares (in shares)	1,020,000
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.55
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 4 [Member]
Options Outstanding (in shares)	3,650,528
Exercise Price Range, Lower Limit (in dollars per share)	$ 0.22
Exercise Price Range, Upper Limit (in dollars per share)	$ 0.57
Weighted Average Remaining Contractual Life (Year)	4 years
Weighted Average Exercise Price (in dollars per share)	$ 0.37
Currently Exercisable, Number Of Shares (in shares)	3,650,528
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.37
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 5 [Member]
Options Outstanding (in shares)	1,656,262
Exercise Price Range, Lower Limit (in dollars per share)	$ 0.34
Exercise Price Range, Upper Limit (in dollars per share)	$ 0.40
Weighted Average Remaining Contractual Life (Year)	5 years
Weighted Average Exercise Price (in dollars per share)	$ 0.36
Currently Exercisable, Number Of Shares (in shares)	1,656,262
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.36
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 6 [Member]
Options Outstanding (in shares)	715,161
Exercise Price Range, Lower Limit (in dollars per share)	$ 0.28
Exercise Price Range, Upper Limit (in dollars per share)	$ 0.40
Weighted Average Remaining Contractual Life (Year)	6 years
Weighted Average Exercise Price (in dollars per share)	$ 0.36
Currently Exercisable, Number Of Shares (in shares)	715,161
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.36
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 7 [Member]
Options Outstanding (in shares)	640,000
Exercise Price Range, Lower Limit (in dollars per share)	$ 0.30
Exercise Price Range, Upper Limit (in dollars per share)	$ 0.65
Weighted Average Remaining Contractual Life (Year)	7 years
Weighted Average Exercise Price (in dollars per share)	$ 0.48
Currently Exercisable, Number Of Shares (in shares)	640,000
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.48
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 8 [Member]
Options Outstanding (in shares)	477,500
Exercise Price Range, Lower Limit (in dollars per share)	$ 0.38
Exercise Price Range, Upper Limit (in dollars per share)	$ 0.40
Weighted Average Remaining Contractual Life (Year)	8 years
Weighted Average Exercise Price (in dollars per share)	$ 0.42
Currently Exercisable, Number Of Shares (in shares)	477,500
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.42
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 9 [Member]
Options Outstanding (in shares)	340,000
Exercise Price Range, Lower Limit (in dollars per share)	$ 0.45
Exercise Price Range, Upper Limit (in dollars per share)	$ 0.57
Weighted Average Remaining Contractual Life (Year)	9 years
Weighted Average Exercise Price (in dollars per share)	$ 0.56
Currently Exercisable, Number Of Shares (in shares)	340,000
Currently Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.56